Changes In IFRS Not Yet Adopted - Additional Information (Detail) - Initially Applied IFRS 9 [Member] $ in Billions	Dec. 31, 2018 USD ($)
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease liabilities	$ 16.0
Right of use assets	$ 15.6